Note 2 - Summary of Significant Accounting Policies - Warrant Valuation Assumptions (Details) - Feb. 12, 2025 - Public Warrants [Member] - Archimedes Tech SPAC Partners II Co [Member]	Total	Y	$ / shares
Calculated value per warrant (in dollars per share)			$ 0.15
Measurement Input, Share Price [Member]
Warrants, assumption	9.93
Measurement Input, Exercise Price [Member]
Warrants, assumption	11.5
Measurement Input, Expected Term [Member]
Warrants, assumption	6.5	6.5
Measurement Input, Risk Free Interest Rate [Member]
Warrants, assumption	4.49
Measurement Input, Price Volatility [Member]
Warrants, assumption	3
Probability of De-SPAC and Market Adjustment [Member]
Warrants, assumption	11